10Q BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS	BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS
Discontinued Operations

As described in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies," our Issuer Solutions business met the criteria to be classified as a held for sale disposal group and a discontinued operation.

The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our consolidated statements of income for the three months ended March 31, 2025 and 2024:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Revenues	$620,729	$602,735
Operating expenses:
Cost of service	444,808	434,201
Selling, general and administrative	85,133	75,873
	529,941	510,074
Operating income	90,788	92,661
Interest and other expense, net	(7,604)	(6,869)
Income from discontinued operations before income taxes and equity in income of equity method investments	83,184	85,792
Income tax expense	13,761	12,689
Income from discontinued operations before equity in income of equity method investments	69,423	73,103
Equity in income of equity method investments	38	33
Income from discontinued operations, net of tax	69,461	73,136
Income from discontinued operations attributable to noncontrolling interests	(808)	(655)
Income from discontinued operations attributable to Global Payments	$68,653	$72,481
The following table presents the carrying amounts of the major classes of assets and liabilities of discontinued operations as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
	(in thousands)
Cash and cash equivalents	$181,974	$181,982
Accounts receivable, net	317,093	299,434
Prepaid expenses and other current assets	543,020	461,412
Current assets of discontinued operations	1,042,087	942,828

Goodwill	9,518,724	9,508,786
Other intangible assets, net	4,273,729	4,404,561
Property and equipment, net	945,568	882,784
Other noncurrent assets	670,080	641,995
Noncurrent assets of discontinued operations	15,408,101	15,438,126

Accounts payable and accrued liabilities	665,270	595,857
Current liabilities of discontinued operations	665,270	595,857

Deferred income taxes	248,114	258,764
Other noncurrent liabilities	229,521	185,700
Noncurrent liabilities of discontinued operations	477,635	444,464

Cash flows related to discontinued operations are included in our consolidated statements of cash flows for the three months ended March 31, 2025 and 2024. The following table presents selected items affecting the statements of cash flows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Depreciation and amortization of property and equipment	$28,473	$30,447
Amortization of acquired intangibles	135,184	133,724
Capital expenditures	49,245	42,153

During the three months ended March 31, 2025, Issuer Solutions entered into an agreement to acquire software and related services, of which $37.5 million was financed utilizing a two-year vendor financing arrangement.

AdvancedMD, Inc.
In December 2024, we completed the sale of AdvancedMD, Inc. ("AdvancedMD") for approximately $1.1 billion, subject to certain closing adjustments, including up to $125 million of contingent consideration upon the purchaser achieving certain specified returns. AdvancedMD is a provider of software-as-a-service solutions to small-to-medium sized ambulatory physician practices in the United States ("U.S."), and was included in our Merchant Solutions segment prior to disposition. We recognized a gain on the sale of $273.1 million during the year ended December 31, 2024 and an additional gain on sale of $4.0 million during the three months ended March 31, 2025.	BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS
Discontinued Operations

Through our Issuer Solutions business, we provide financial institutions and retailers technologies to manage their card portfolios, reduce technical complexity and overhead and offer a seamless experience for cardholders. In addition, we provide flexible commercial payments, accounts payable and electronic payment alternative solutions that support B2B payment processes and other financial service solutions for businesses and governments, including SaaS offerings that automate key procurement processes, provide invoice capture, coding and approval, and enable virtual cards and integrated payments options across a variety of key vertical markets. We also offer complementary services including account management and servicing, fraud solution services, analytics and business intelligence, cards, statements and correspondence, customer contact services and risk management solutions.

As described in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies," our Issuer Solutions business met the criteria to be classified as a held for sale disposal group and a discontinued operation.
The following table presents the major classes of line items constituting income from discontinued operations, net of tax, in our consolidated statements of income for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Revenues	$2,483,657	$2,401,094	$2,245,506
Operating expenses:
Cost of service	1,795,319	1,740,187	1,636,934
Selling, general and administrative	359,928	284,090	277,938
	2,155,247	2,024,277	1,914,872
Operating income	328,410	376,817	330,634
Interest and other (expense) income, net	(22,519)	(16,783)	1,717
Income from discontinued operations before income taxes and equity in income of equity method investments	305,891	360,034	332,351
Income tax expense	56,064	15,073	40,897
Income from discontinued operations before equity in income of equity method investments	249,827	344,961	291,454
Equity in income of equity method investments	319	444	510
Income from discontinued operations, net of tax	250,146	345,405	291,964
Income from discontinued operations attributable to noncontrolling interests	(3,492)	(3,100)	(2,752)
Income from discontinued operations attributable to Global Payments	$246,654	$342,305	$289,212
The following table presents the carrying amounts of the major classes of assets and liabilities of discontinued operations as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

	(in thousands)

Cash and cash equivalents	$181,982	$181,956
Accounts receivable, net	299,434	322,984
Prepaid expenses and other current assets	461,412	386,763
Current assets of discontinued operations	942,828	891,703

Goodwill	9,508,786	9,516,695
Other intangible assets, net	4,404,561	4,942,419
Property and equipment, net	882,784	835,050
Other noncurrent assets	641,995	637,940
Noncurrent assets of discontinued operations	15,438,126	15,932,104

Accounts payable and accrued liabilities	595,857	549,461
Current liabilities of discontinued operations	595,857	549,461

Deferred income taxes	258,764	277,796
Other noncurrent liabilities	185,700	194,304
Noncurrent liabilities of discontinued operations	444,464	472,100

Cash flows related to discontinued operations are included in our consolidated statements of cash flows for the years ended December 31, 2024, 2023 and 2022. The following table presents selected items affecting the statements of cash flows:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Depreciation and amortization of property and equipment	$123,292	$119,873	$109,250
Amortization of acquired intangibles	535,013	527,336	515,915
Capital expenditures	179,661	130,949	157,478

During the year ended December 31, 2024, Issuer Solutions entered into agreements to acquire hardware, software and related services, of which $60.5 million was financed utilizing two to six-year vendor financing arrangements. Certain of the agreements included the purchase of assets previously leased. Additionally, during the year ended December 31, 2024, we also recognized a charge of $55.8 million for technology assets that will no longer be utilized under a revised technology architecture development strategy, which was included within selling, general and administrative expenses in the table above.

During the year ended December 31, 2023, Issuer Solutions entered into agreements to acquire hardware, software and related services, of which $182.2 million was financed utilizing two to five-year vendor financing arrangements. Certain of the agreements included the purchase of assets previously leased.
AdvancedMD, Inc. - In December 2024, we completed the sale of AdvancedMD, Inc. ("AdvancedMD") for approximately $1 billion, subject to certain closing adjustments, and up to $125 million contingent upon the purchaser achieving certain specified returns. AdvancedMD is a provider of software-as-a-service solutions to small-to-medium sized ambulatory physician practices in the United States, and was included in our Merchant Solutions segment prior to disposition. We recognized a gain on the sale of $273.1 million during the year ended December 31, 2024.

Gaming Business - In April 2023, we completed the sale of our gaming business for approximately $400 million, subject to certain closing adjustments. The gaming business was included in our Merchant Solutions segment prior to disposition, and had been presented as held for sale in our consolidated balance sheet since December 31, 2022. We recognized a gain on the sale of $106.9 million during the year ended December 31, 2023.

Consumer Business - In April 2023, we completed the sale of the consumer portion of our Netspend business for approximately $1 billion, subject to certain closing adjustments. The consumer business comprised our former Consumer Solutions segment prior to disposition, and had been presented as held for sale with certain adjustments to report the disposal group at fair value less costs to sell in our consolidated balance sheet since June 30, 2022. We recognized a loss on this business disposition in our consolidated statements of income of $243.6 million during the year ended December 31, 2023. The loss during the year ended December 31, 2023 included the effects of incremental negotiated closing adjustments, changes in the estimated fair value of the seller financing and the effects of the final tax structure of the transaction. We also recognized charges within net loss on business dispositions in our consolidated statements of income of $71.9 million during the year ended December 31, 2022 to reduce the disposal group to estimated fair value less costs to sell, which related primarily to estimated costs to sell and changes in the estimated fair value of the fixed rate seller financing commitment. As further discussed in "Note 1—Basis of Presentation and Summary of Significant Accounting Policies," we recognized a goodwill impairment charge of $833.1 million during the year ended December 31, 2022 related to our former Business and Consumer Solutions reporting unit.

Notes Receivable and Allowance for Credit Losses

In connection with the sale of our consumer business, we provided seller financing consisting of the following: (1) a first lien seven-year secured term loan facility with an aggregate principal amount of $350 million bearing interest at a fixed annual rate of 9.0%, including 3.5% payable quarterly in cash and 5.5% settled quarterly via the issuance of additional paid-in-kind ("PIK") notes with the same terms as the original notes until December 2024, after which interest will be payable quarterly in cash along with quarterly principal payments of $4.375 million with the remaining balance due at maturity; and (2) a second lien twenty-five year secured term loan facility with an aggregate principal amount of $325 million bearing interest at a fixed annual rate of 13.0% PIK due at maturity. The aggregate fair value of the first and second lien term loans upon the closing of the transaction was $653.9 million, calculated using a discounted cash flow approach. In addition, during the second quarter of 2023, we provided the purchasers a five-year $50 million secured revolving facility, bearing interest at a fixed annual rate of 9.0% payable quarterly in cash, initial drawings on which were subsequently repaid during the third quarter of 2023.

In connection with the sale of our gaming business in April 2023, we provided seller financing consisting of an unsecured promissory note due April 1, 2030 with an aggregate principal amount of $32 million bearing interest at a fixed annual rate of 11.0%.

We recognized interest income of $89.9 million on the notes during the year ended December 31, 2024 and $58.3 million during the year ended December 31, 2023, as a component of interest and other income in the consolidated statements of income. The issuance of the notes in connection with the sale transactions was a noncash investing activity in our consolidated statement of cash flows for the year ended December 31, 2023.

As of December 31, 2024 and 2023, there was an aggregate principal amount of $810.2 million and $753.5 million, respectively, outstanding on the notes, including PIK interest, and the notes are presented net of the allowance for credit losses of $15.2 million within notes receivable in our consolidated balance sheets. Principal payments due within 12 months are included in prepaid expenses and other current assets in the consolidated balance sheets. The estimated fair value of the notes receivable was $809.3 million and $735.6 million as of December 31, 2024 and 2023, respectively. The estimated fair value of notes receivable was based on a discounted cash flow approach and is considered to be a Level 3 measurement of the valuation hierarchy.
Sale of Merchant Solutions Business in Russia - We sold our Merchant Solutions business in Russia in April 2022 for cash proceeds of $9 million. During the year ended December 31, 2022, we recognized a loss of $127.2 million associated with the sale, comprised of the difference between the consideration received and the net carrying amount of the business and the reclassification of $62.9 million of associated accumulated foreign currency translation losses from the separate component of equity. The loss was presented within net loss on business dispositions in our consolidated statement of income.